SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid payroll wages	$ 38,271	$ 38,271
Prepaid insurance	5,562	10,017
Prepaid software and other	4,953	7,579
TOTAL PREPAID EXPENSES	$ 48,786	$ 55,867